2. Liquidity and Financial Condition (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Net income (loss)	$ (3,458,000)	$ (3,508,000)	$ (14,328,000)	$ 9,274,000
Accumulated deficit	(160,898,000)		(157,440,000)	(143,101,000)
Working capital	$ 10,511,000		$ 12,993,000	19,355,000
Proceeds from sale of stock, net				$ 0
Public Offering [Member]
Stock issued new, shares			1,428,570
Proceeds from sale of stock, gross			$ 5,000,000
Proceeds from sale of stock, net			$ 4,500,000
At-the-Market Issuance Sales Agreement [Member]
Stock issued new, shares			228,000
Proceeds from sale of stock, gross			$ 1,034,000
Proceeds from sale of stock, net			$ 968,000